Loans, Borrowing and Other Financial Liabilities (Details) - Schedule of Unused Credit Lines to Minimize Liquidity Risks $ in Millions	Dec. 31, 2023 COP ($)
Schedule of Unused Credit Lines to Minimize Liquidity Risks [Line Items]
Credit lines to minimize liquidity risks	$ 900,000
Liquidity risk [member] | Banco Davivienda S.A. [Member]
Schedule of Unused Credit Lines to Minimize Liquidity Risks [Line Items]
Credit lines to minimize liquidity risks	400,000
Liquidity risk [member] | Bancolombia S.A. [Member]
Schedule of Unused Credit Lines to Minimize Liquidity Risks [Line Items]
Credit lines to minimize liquidity risks	$ 500,000